Trade Accounts Receivable and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Trade Accounts Receivable and Other Current Assets
Schedule of other current assets

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2024	2023
Trade receivables	$6,251	$4,882
Trade receivables due from KNOT and affiliates (refer to Note 19 (d))	804	—
Insurance claims for recoveries (refer to Note 8)	3,877	124
Refund of value added tax	1,337	1,254
Prepaid expenses	1,505	1,568
Other receivables	1,019	967
Total other current assets	$14,793	$8,795